Post-employment Benefits - Summary of Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 705,003	R$ 579,870
Defined benefit [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	704,642	579,618
Futura II [member] | Defined contribution [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	361	252
Futura [member] | Defined benefit [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	74,093	75,298
Comgas [member] | Defined benefit [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 630,549	R$ 504,320